INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Summaries of the income tax provision in the condensed consolidated statements of income are as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011

Current	$3,620	$2,529	$5,977	$3,634
Deferred	(985)	1,708	(574)	3,396
Total	$2,635	$4,237	$5,403	$7,030

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences representing deferred income tax assets (liabilities) result principally from the followings:

	June 30,	December 31,
	2012	2011
	(unaudited)
Current
Deferred income tax assets:
Accrued liabilities	$2,642	$248
Tax loss carry forward	334	117
Provision for doubtful accounts	—	1,376
Net deferred income tax assets – current	2,976	1,741

Deferred income tax liabilities:
Unearned income	(10,868)	(9,505)
Other timing differences	—	(398)
Deferred income tax liabilities – current	(10,868)	(9,903)

Net deferred income tax liabilities – current	$(7,892)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	1,678	1,538
Tax loss carry forward	1,002	351
Deferred income tax assets – non-current	2,680	1,889

Deferred income tax liabilities – non-current:
Unearned income	(564)	(78)

Net deferred income tax assets – non-current	$2,116	$1,811

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The difference between the effective income tax rate and the expected statutory rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Statutory rate	25.0%	25.0%	25.0%	25.0%
Non-deductible expenses	2.8%	162.3%	3.3%	(64.0)%
Non-taxable income	(0.8)%	—	(0.8)%	—
Effect of rate differences in various transportation centers	(3.2)%	(28.0)%	(2.8)%	6.9%
Effective tax rate	23.8%	159.3%	24.7%	(32.1)%